Consolidated Statements of Comprehensive Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 983,557	$ 936,468	$ 3,909,129	$ 4,268,222
Securities available for sale
Net unrealized gain (loss) arising during the period	6,446	422,492	(294,248)	(148,511)
Reclassification adjustment for realized gains and losses included in net income	0	0	0	(8,179)
Total unrealized gain (loss) on investment securities available for sale	6,446	422,492	(294,248)	(156,690)
Income tax expense (benefit) relating to investment securities available for sale	2,543	166,652	(116,066)	(61,806)
Total other comprehensive income (loss)	3,903	255,840	(178,182)	(94,884)
Total comprehensive income	$ 987,460	$ 1,192,308	$ 3,730,947	$ 4,173,338